Subsequent events (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 07, 2022	Mar. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021
Subsequent Event [Line Items]
Proceeds from convertible debt						$ 44,362,000	$ 22,053,000	$ 2,860,000
WISeKey SA
Subsequent Event [Line Items]
Options, granted							16,323	60,394
the "Anson Facility" | Convertible Debt
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 11,000,000	$ 5,500,000
Convertible debt					$ 5,937,142	5,937,142			$ 22,000,000
Conversion of debt						$ 9,800,000
Conversion of debt, shares issued						8,228,262
Subsequent Event [Member] | WISeKey SA | WISeKey ESOP
Subsequent Event [Line Items]
Options, granted			10,805
Subsequent Event [Member] | the "L1 Facility" Second Amendment | Convertible Debt
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 1,000,000	$ 5,000,000
Convertible debt		$ 22,000,000
Subsequent Event [Member] | the "L1 Facility" Second Amendment | Convertible Debt | Common Shares - Class B
Subsequent Event [Line Items]
Conversion of debt			$ 2,600,000
Conversion of debt, shares issued			4,569,997
Subsequent Event [Member] | the "Anson Facility" | Convertible Debt
Subsequent Event [Line Items]
Conversion of debt			$ 3,250,000
Subsequent Event [Member] | the "Anson Facility" | Convertible Debt | Common Shares - Class B
Subsequent Event [Line Items]
Conversion of debt, shares issued			5,170,339